Borrowings - Borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 26,625	£ 28,638	£ 28,344
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	4,447	5,496
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,694	1,941
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,347	1,821
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,873	2,453
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,469	1,921
Borrowings Paid By Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,010	1,043
Borrowings Paid By Other Than Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 13,785	£ 13,963